Note 7 - Capital Stock (Including Purchase Warrants and Options) (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Number of Restricted Stock Shares
Unvested, December 25, 2011	60,400
Granted	28,800
Vested	(20,800)
Expired/Forfeited	(13,500)
Unvested, December 30, 2012	54,900
Number of Restricted Stock Shares
Unvested, December 26, 2010	-
Granted	60,800
Vested	-
Expired/Forfeited	(400)
Unvested, December 25, 2011	60,400